UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2000

Check here if Amendment ______; Amendment Number: __________
  This Amendment (Check only one.):	_____ is a restatement.
					_____ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		  Winslow Asset Management, Inc.
Address:		  25201 Chagrin Boulevard
		  Suite 185
		  Beachwood, Ohio 44122

Form 13F File Number: 	28-10889

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Susan F. Akers
Title:	Vice President, Chief Compliance Officer
Phone:	216-360-4700

Signature, Place and Date of Signing:

/s/ SUSAN F. AKERS		Beachwood, Ohio		June 4, 2004
SUSAN F. AKERS

Report Type (Check only one.):

?	13F HOLDINGS REPORTS (Check here if all holdings of
       this reporting manager are reported in this report).

13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other reporting manager (s).)



FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	109

Form 13F Information Table Value Total:	$187,953	(thousands)


List of Other Included Managers:

NONE










Voting


Value

Investment
Other
Authority
Security
Cusip
(x$1000)
Quantity
Discretion
Managers
Sole
ACT MFG INC COM
000973107
$1,250
22,350
Sole
None
22,350
ALLTEL CORP COM
020039103
$348
5,504
Sole
None
5,504
AMERICAN EXPRESS CO COM
025816109
$1,534
10,300
Sole
None
10,300
AMERICAN INTL GROUP COM
026874107
$686
6,264
Sole
None
6,264
AMERIPATH INC COM
03071D109
$2,320
285,500
Sole
None
285,500
AT&T CORP COM
001957505
$1,407
24,983
Sole
None
24,983
ATLANTIC RICHFIELD CO COM
048825103
$680
8,000
Sole
None
8,000
AVERY DENNISON CORP COM
053611109
$250
4,100
Sole
None
4,100
BAKER HUGHES INC COM
057224107
$1,677
55,450
Sole
None
55,450
BANK ONE CORP COM
06423A103
$389
11,285
Sole
None
11,285
BANKAMERICA CORP NEW COM
060505104
$1,167
22,247
Sole
None
22,247
BOYKIN LODGING CO COM
103430104
$181
15,400
Sole
None
15,400
BRIGHT HORIZON FAMILY COM
109195107
$298
13,800
Sole
None
13,800
BRINKER INTL INC COM
109641100
$2,354
79,300
Sole
None
79,300
BRISTOL MYERS SQUIBB COM
110122108
$673
11,600
Sole
None
11,600
CAMDEN PPTY TR SH BEN INT
133131102
$1,907
70,461
Sole
None
70,461
CANADIAN NATL RY CO COM
136375102
$774
29,000
Sole
None
29,000
CARDINAL HEALTH
14149Y108
$947
20,650
Sole
None
20,650
CATERPILLAR INC DEL COM
149123101
$1,268
32,150
Sole
None
32,150
CENDANT CORP COM
151313103
$2,292
123,874
Sole
None
123,874
CENTEX CORP COM
152312104
$400
16,800
Sole
None
16,800
CENTRAL NEWSPAPERS INC CL
A
154647101
$1,508
45,100
Sole
None
45,100
CENTURYTEL INC COM
156700106
$1,299
35,000
Sole
None
35,000
CHART INDS INC COM
16115Q100
$533
167,250
Sole
None
167,250
CISCO SYS INC COM
17275R102
$5,381
69,600
Sole
None
69,600
COMDISCO INC COM
200336105
$5,205
117,950
Sole
None
117,950
COMPAQ COMPUTER CORP
COM
204493100
$1,121
41,535
Sole
None
41,535
COMPUWARE
205638109
$1,490
70,750
Sole
None
70,750
CONSOLIDATED STORES CP
COM
210149100
$1,029
90,474
Sole
None
90,474
CROSSMANN CMNTYS INC COM
22764E109
$1,763
111,250
Sole
None
111,250
DONALDSON LUFKN&JEN NW
COM
257661108
$549
10,600
Sole
None
10,600
DUKE REALTY INVT INC COM
NEW
264411505
$1,308
68,400
Sole
None
68,400
EASTMAN KODAK CO COM
277461109
$2,282
42,015
Sole
None
42,015
EEX CORP COM
26842V207
$115
34,033
Sole
None
34,033
ELAN PLC ADR
284131208
$447
9,416
Sole
None
9,416
ENRON CORP COM
293561106
$8,012
107,000
Sole
None
107,000
EXXON CORP COM
30231G102
$1,128
14,474
Sole
None
14,474
FIRST UN CORP COM
337358105
$2,085
55,970
Sole
None
55,970
FIRSTMERIT CORP COM
337915102
$2,139
116,035
Sole
None
116,035
FLUOR CORP COM
343412102
$1,330
42,900
Sole
None
42,900
FORD MTR CO DEL COM
345370860
$507
11,039
Sole
None
11,039
FRANKLIN RES INC COM
354613101
$361
10,800
Sole
None
10,800
GATX CORP COM
361448103
$1,482
39,000
Sole
None
39,000
GENCORP INC COM
368682100
$999
128,908
Sole
None
128,908
GENERAL ELEC CO COM
369604103
$401
2,574
Sole
None
2,574
GENERAL MTRS CORP COM
370442105
$2,325
28,080
Sole
None
28,080
GEORGIA PAC CORP COM GA
PAC GRP
373298108
$554
14,000
Sole
None
14,000
GILLETTE CO COM
375766102
$253
6,700
Sole
None
6,700
GTE CORP COM
362320103
$2,726
38,401
Sole
None
38,401
HALLIBURTON CO COM
406216101
$2,069
50,310
Sole
None
50,310
HANNA M A CO COM
410522106
$475
41,975
Sole
None
41,975
HARTFORD FINL SVCS COM
416515104
$665
12,600
Sole
None
12,600
HEWLETT-PACKARD
428236103
$3,109
23,400
Sole
None
23,400
HILFIGER TOMMY CORP ORD
G8915Z102
$2,066
142,500
Sole
None
142,500
HORACE MANN EDUCTR CP
COM
440327104
$1,205
65,344
Sole
None
65,344
HUFFY CORP COM
444356109
$551
126,000
Sole
None
126,000
INTEL CORP COM
458140100
$7,529
57,064
Sole
None
57,064
INTERNATIONAL BUS MACH
COM
459200101
$576
4,880
Sole
None
4,880
ITT INDS INC IND COM
450911102
$1,006
32,400
Sole
None
32,400
J P MORGAN CHASE & CO COM
46625H100
$262
1,988
Sole
None
1,988
KEMPER NEW EUROPE FD CL M
48841Y404
$1,657
60,540
Sole
None
60,540
KENNAMETAL INC COM
489170100
$2,222
73,900
Sole
None
73,900
KIMBERLY CLARK CORP COM
494368103
$734
13,092
Sole
None
13,092
LEHMAN BROS HLDGS INC COM
524908100
$3,756
38,720
Sole
None
38,720
LOEWS CORP COM
540424108
$544
10,872
Sole
None
10,872
MENTOR CORP MINN COM
587188103
$853
31,600
Sole
None
31,600
MERCK & CO INC COM
589331107
$3,813
61,375
Sole
None
61,375
MICROSOFT CORP COM
594918104
$691
6,500
Sole
None
6,500
MONSANTO CO COM
611662107
$210
4,080
Sole
None
4,080
MORGAN STANLEY DEAN
WITTER & CO NEW
617446448
$729
8,802
Sole
None
8,802
MOTOROLA
620076109
$912
6,245
Sole
None
6,245
NATIONAL CITY CORP COM
635405103
$403
19,524
Sole
None
19,524
NATIONAL SEMICONDUCTOR
COM
637640103
$10,009
164,752
Sole
None
164,752
NORDSON CORP COM
655663102
$1,746
37,900
Sole
None
37,900
NORDSTROM INC
655664100
$3,308
112,140
Sole
None
112,140
OMNOVA SOLUTIONS INC COM
682129101
$203
36,156
Sole
None
36,156
ORACLE SYSTEMS
68389X105
$7,127
91,300
Sole
None
91,300
OWENS & MINOR INC NEW COM
690732102
$2,181
205,253
Sole
None
205,253
PAINE WEBBER GROUP INC
COM
695629105
$782
17,762
Sole
None
17,762
PAUL-SON GAMING
703578104
$62
19,900
Sole
None
19,900
PFIZER INC COM
717081103
$605
16,540
Sole
None
16,540
PROGRESSIVE CORP OHIO COM
743315103
$4,029
52,973
Sole
None
52,973
QUALITY DINING INC COM
74756P105
$264
120,600
Sole
None
120,600
READERS DIGEST ASSN INC
COMMON
755267101
$639
18,050
Sole
None
18,050
RJR NABISCO HLDGS CORP
COM NEW
62952P102
$648
53,700
Sole
None
53,700
ROCKWELL COLLINS INC COM
774341101
$2,206
87,148
Sole
None
87,148
ROYAL DUTCH PETE CO NY REG
GLD1.25
780257804
$278
4,800
Sole
None
4,800
SBC COMMUNICATIONS INC
COM
78387G103
$2,532
60,117
Sole
None
60,117
SCHLUMBERGER LTD COM
806857108
$4,471
58,450
Sole
None
58,450
SCI SYSTEMS INC
783890106
$6,697
124,600
Sole
None
124,600
SCOTTS CO CL A
810186106
$2,737
65,170
Sole
None
65,170
SCUDDER NEW ASIA FD COM
811183102
$1,268
69,500
Sole
None
69,500
SEAGATE TECHNOLOGY COM
811804103
$1,079
17,475
Sole
None
17,475
SIMON PPTY GROUP NEW COM
828806109
$1,207
51,792
Sole
None
51,792
STARWOOD HOTEL&RESORTS
COMBND CTF NEW
85590A203
$2,577
100,062
Sole
None
100,062
STERIS CORP COM
859152100
$1,504
146,727
Sole
None
146,727
SUNGLASS HUT INTL INC COM
86736F106
$1,557
199,250
Sole
None
199,250
TECUMSEH PRODS CO CL A
878895200
$374
8,500
Sole
None
8,500
TENET HEALTHCARE CORP COM
88033G100
$682
29,330
Sole
None
29,330
TERADYNE INC COM
880770102
$4,014
48,950
Sole
None
48,950
TEXACO INC COM
881694103
$1,134
21,100
Sole
None
21,100
TIME WARNER INC COM
887317105
$400
4,000
Sole
None
4,000
TOLL BROTHERS INC COM
889478103
$221
11,034
Sole
None
11,034
TRANSOCEAN SEDCO FOREX
INC
g90078109
$4,031
78,563
Sole
None
78,563
TRW INC COM
872649108
$2,870
49,054
Sole
None
49,054
UNITED ASSET MGMT CORP
COM
909420101
$2,630
151,900
Sole
None
151,900
VODAFONE GROUP PLC
92857W100
$418
7,530
Sole
None
7,530
WACHOVIA CORP 2ND NEW
COM
929903102
$984
26,429
Sole
None
26,429
WILD OATS MARKETS INC COM
96808B107
$3,309
161,424
Sole
None
161,424









$187,953